Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Disclosure of Property Plant and Equipment
Oil and Gas assets/Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2019	$10,600.8	$175.1	$10,775.9
Capital expenditures	102.7	0.5	103.2
Dispositions	(53.3)	—	(53.3)
Transfer to assets held for sale	(423.0)	—	(423.0)
Net decommissioning dispositions (1)	(15.6)	—	(15.6)

Balance at December 31, 2019	$10,211.6	$175.6	$10,387.2
Capital expenditures	57.0	0.2	57.2
Dispositions	(0.1)	0	(0.1)
Transfer from assets held for sale	423.0	0	423.0
Net decommissioning dispositions (1)	(29.0)	0	(29.0)

Balance at December 31, 2020	$10,662.5	$175.8	$10,838.3

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate Assets	Total
Balance at January 1, 2019	$8,066.2	$135.8	$8,202.0
Depletion and depreciation	221.7	14.3	236.0
Impairments	657.7	—	657.7
Transfers to assets held for sale	(346.0)	—	(346.0)
Dispositions	(41.4)	—	(41.4)

Balance at December 31, 2019	$8,558.2	$150.1	$8,708.3
Depletion and depreciation	115.1	7.0	122.1
Impairments	747.5	18.7	766.2
Transfers from assets held for sale	346.0	0	346.0

Balance at December 31, 2020	$9,766.8	$175.8	$9,942.6

Net book value

	As at December 31
	2020	2019
Total	$895.7	$1,678.9

Disclosure of Benchmark Prices Used in Impairment Tests
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (Sproule Associates Limited, GLJ Petroleum Consultants, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31, 2020.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2021	$46.88	$2.74	$0.77	0%
2022	51.14	2.70	0.77	1.5%
2023	54.83	2.65	0.77	2.0%
2024	56.48	2.69	0.77	2.0%
2025	57.62	2.74	0.77	2.0%
2026 – 2030	$61.16	$2.91	$0.77	2.0%
Thereafter (inflation percentage)	2%	2%	—	2.0%

Summary of Right of Use Assets
The following table includes a break-down of the categories for right-of-use
assets.

Cost	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$15.0	$16.7	$2.9	$2.2	$36.8
Additions (Terminations)	(2.4)	—	1.2	(0.1)	(1.3)

Balance, December 31, 2019	$12.6	$16.7	$4.1	$2.1	$35.5
Additions (Terminations)	(12.6)	(1.8)	1.6	—	(12.8)

Balance, December 31, 2020	$0	$14.9	$5.7	$2.1	$22.7

Accumulated amortization	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—
Amortization	2.4	6.0	1.3	0.1	9.8

Balance, December 31, 2019	$2.4	$6.0	$1.3	$0.1	$9.8
Amortization	0.5	4.5	1.3	—	6.3
Termination	(2.9)	—	—	—	(2.9)

Balance, December 31, 2020	$0	$10.5	$2.6	$0.1	$13.2

	As at December 31
	2020	2019
Total	$9.5	$25.7

Summary of Property Plant Equipment And Right Of Use Assets
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at December 31
PP&E	2020	2019
Oil and Gas assets, Facilities, Corporate assets	$895.7	$1,678.9
Right-of-use assets	9.5	25.7

Total	$905.2	$1,704.6

Disclosure of Estimated Recoverable Amount on Impairment Test
The following table outlines the sensitivity on possible changes to the estimated recoverable amounts on the Company’s CGUs that had impairment tests completed on December 31, 2020.

	Recoverable amount		Impairment/ (Impairment reversal)		1% change in discount rate		5% change in cash flows
Cardium		$849.2	$	Nil		$66.9		$66.2
Peace River		28.5		(18.0)		1.3		2.8
Legacy	$	Nil		$21.8	$	Nil	$	Nil